SEGMENTS AND CONCENTRATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENTS AND CONCENTRATIONS

NOTE 5        SEGMENTS AND CONCENTRATIONS

As a result of discontinuing the retail and OEM segments, see Note 3, the Company now has only one reportable segment. See Note 2 for more information on the composition and accounting policies of our reportable segments. The results of the retail and OEM segments were classified as discontinued operations as discussed in Note 3. The prior year segment disclosures have been reformatted from what was previously disclosed to conform to the current year presentation and omit certain disclosures that are no longer required.

Revenues from two customers represented 43.1% and 49.7% of the Company’s consolidated net revenues for the three months ended December 31, 2024 and 2023, respectively.

Accounts receivable from four customers represented 72.9% of the Company’s consolidated accounts receivable at December 31, 2024 and accounts receivable from two customers represented 48.7% of the Company’s consolidated accounts receivable at September 30, 2024.

In December 2024, our largest design customer notified us of its plan to discontinue their insulin patch pump program, on which we were working. The Company expects this to cause a material decrease in design segment revenues beginning in the second quarter of Fiscal 2025.

NOTE 16        SEGMENTS AND CONCENTRATIONS

Segments

As a result of discontinuing the retail and OEM segments, see Note 3, the Company now has only one reportable segment. See Note 2 for more information on the composition and accounting policies of our reportable segments. The results of the retail and OEM segments were classified as discontinued operations as discussed in Note 3. The prior year segment disclosures have been reformatted from what was previously disclosed to conform to the current year presentation and omit certain disclosures that are no longer required.

Geographic Concentrations

The Company’s long-lived assets consist of property and equipment and operating lease right-of-use assets, all of which are located in the United States. The Company’s consolidated net revenues for fiscal 2024 and 2023 are from customers predominantly located in the United States.

Customer Concentrations

Revenues from two customers represented 48.4% and 58.1% of the Company’s consolidated net revenues in Fiscal 2024 and Fiscal 2023, respectively.

Accounts receivable from two customers represented 48.7% and 65.8% of the Company’s consolidated accounts receivable balances at September 30, 2024 and September 30, 2023, respectively.

In December 2024, our largest design customer notified the Company of its plan to discontinue their insulin patch program, on which the Company was working. We expect this to cause a material decrease in our revenues beginning with the second quarter of fiscal 2025. We are currently working on cost reduction efforts to mitigate the reduction in revenue, including a reduction in force which was communicated in December 2024. See Note 1.

Supplier Concentration

The Company’s discontinued OEM distribution segment procured substantially all its products through independent suppliers in China through Forward China (see Note 14). Depending on the product, Forward China may require several different suppliers to furnish component parts or pieces.